Condensed financial information of the parent company (Tables)	12 Months Ended
Sep. 30, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets

	September 30, 2024	September 30, 2023
ASSETS
OTHER ASSETS
Investment in subsidiaries	$3,609,253	$2,376,868
Deferred IPO costs	843,099	676,117
Total assets	4,452,352	3,052,985

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Other payables	7,889	7,145
Due to a shareholder	60,000	—
Total liabilities	67,889	7,145

COMMITMENTS AND CONTINGENCIES	—	—

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.000001 par value, 49,000,000,000 shares authorized, 5,500,000 shares issued and outstanding as of September 30, 2024 and 2023, respectively*	6	6
Preference shares, $0.000001 par value, 1,000,000,000 shares authorized, no shares issued and outstanding as of September 30, 2024 and 2023, respectively*	—	—
Additional paid-in capital	2,860,566	2,604,328
Statutory reserves	186,225	74,492
Accumulative profit	1,519,737	668,730
Accumulated other comprehensive loss	(182,071)	(301,716)
Total shareholders’ equity	4,384,463	3,045,840

Total liabilities and shareholders’ equity	$4,452,352	$3,052,985

* Shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1) and the Share Subdivision, Re-designation and the share surrender effected on November 3, 2023 (Note 11).

Schedule of Parent company statement of operations and comprehensive income loss

	For the Fiscal Years Ended September 30,
	2024	2023	2022
OTHER INCOME (EXPENSE)
Equity income (loss) of subsidiaries	$1,112,740	$1,509,332	$(4,222)
Expensed deferred IPO costs	(150,000)	—	—
Total other income (expense), net	962,740	1,509,332	(4,222)

NET INCOME (LOSS)	962,740	1,509,332	(4,222)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	119,645	(73,751)	(97,961)
COMPREHENSIVE INCOME (LOSS)	$1,082,385	$1,435,581	$(102,183)

Schedule of parent company statements of cash flows

	For the Fiscal Years Ended September 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$962,740	$1,509,332	$(4,222)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Expensed deferred IPO costs	150,000	—	—
Equity income (loss) of subsidiaries	(1,112,740)	(1,509,332)	4,222
Net cash used in operating activities	—	—	—

CHANGES IN CASH	—	—	—

CASH AND RESTRICTED CASH, beginning of year	—	—	—

CASH AND RESTRICTED CASH, end of year	$—	$—	$—